Subsidiaries	12 Months Ended
Jun. 30, 2021
Subsidiaries
Subsidiaries
35	Subsidiaries

The Group’s subsidiaries at 30 June 2021 are set out below. The proportion of ownership interest held equals the voting rights held by the Group.

		% of ownership
Name of entity	Principal activity	interest
Red Football Finance Limited*	Finance company	100
Red Football Holdings Limited*	Holding company	100
Red Football Shareholder Limited	Holding company	100
Red Football Joint Venture Limited	Holding company	100
Red Football Limited	Holding company	100
Red Football Junior Limited	Holding company	100
Manchester United Limited	Holding company	100
Alderley Urban Investments Limited	Property investment	100
Manchester United Football Club Limited	Professional football club	100
Manchester United Women’s Football Club Limited	Professional football club	100
Manchester United Interactive Limited	Dormant company	100
MU 099 Limited	Dormant company	100
MU Commercial Holdings Limited	Holding company	100
MU Commercial Holdings Junior Limited	Holding company	100
MU Finance Limited	Dormant company	100
MU RAML Limited	Retail and licensing company	100
MUTV Limited	Media company	100
RAML USA LLC	Retail company	100

* Direct investment of Manchester United plc, others are held by subsidiary undertakings.

All of the above are incorporated and operate in England and Wales, with the exception of Red Football Finance Limited which is incorporated and operates in the Cayman Islands and RAML USA LLC which is incorporated in the state of Delaware in the United States. The registered office or principal executive office of all the above, with the exception of RAML USA LLC, is Sir Matt Busby Way, Old Trafford, Manchester, M16 0RA, United Kingdom. The registered office of RAML USA LLC is Corporation Trust Centre, 1209 Orange Street, Wilmington, New Castle County, Delaware 19801, USA.